Document and Entity Information	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	Aeterna Zentaris Inc.
Entity Central Index Key	0001113423
Document Type	6-K/A
Document Period End Date	Mar. 31, 2020
Amendment Flag	true
Amendment Description	Aeterna Zentaris Inc. (the "Company") hereby furnishes this amended Report of Foreign Private Issuer on Form 6-K/A (this "Amended Form 6-K") to amend the Form 6-K furnished by the Company to the Securities and Exchange Commission on May 6, 2020 (the "Original Form 6-K"). The sole purpose of this Amended Form 6-K is to reflect the correction of clerical errors contained in the Company's Condensed Interim Consolidated Financial Statements - First Quarter 2020 (Q1) ("Interim Financial Statements") and in the Management's Discussion and Analysis of Financial Condition and Results of Operations - First Quarter 2020 (Q1) {"MD&A"), which were attached as Exhibits 99.1 and 99.2, respectively, to the Original Form 6-K. Corrected versions of the Interim Financial Statements and MD&A are attached to this Amended Form 6-K as Exhibits 99.1 and 99.2, respectively.
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2020